Other Income and Other Expenses - Summary of Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and other expenses [abstract]
Impairment loss from tangible Assets	$ 19,004	$ 0	$ 0
Impairment loss from Intangible Assets	4,070,331	3,902,589	564,563
Loss from disposal of tangible assets	0	3,246,343	1,518,115
Loss from disposal of Intangible Assets	1,912	0	0
Loss on disposal of investment shares in subsidiaries	0	0	13,318,419
Impairment loss from equity method investment	2,683,019	0	0
Loss from equity method investment	0	535,268	0
Loss from inventory impairment	214,378	5,645,992	8,415,311
Miscellaneous loss	440,332	1,364,824	5,267,980
Nasdaq listing expenses	26,884,034	0	0
Reverse acquisition expense	18,736,326	0	0
Other allowance for other receivables and prepayments	4,865,907	436,674	10,127,381
Donation	37,508	37,926	0
Total other expenses	$ 57,952,751	$ 15,169,616	$ 39,211,769